Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Numerator:
Allocation of net (loss) income	$ (610,486)	$ (85,233)	$ 430,163	$ (340,397)		$ 523,908
Denominator:
Basic weighted average ordinary shares outstanding	5,209,190	31,153,000	7,645,901	28,915,492		30,043,441
Basic net (loss) income per ordinary share	$ (0.12)	$ 0	$ 0.06	$ (0.01)		$ 0.02
Class B
Numerator:
Allocation of net (loss) income	$ (1,171,941)	$ (27,360)	$ 562,607	$ (119,564)	$ (44,607)	$ 174,384
Denominator:
Basic weighted average ordinary shares outstanding	10,000,000	10,000,000	10,000,000	9,906,630	8,700,000	9,953,699
Basic net (loss) income per ordinary share	$ (0.12)	$ 0	$ 0.06	$ (0.01)	$ (0.01)	$ 0.02